Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for doubtful accounts	$ 66,511	$ 95,025
Deferred revenue	196,097	280,531
Net operating loss carry-forwards	1,177
Total deferred tax asset	263,785	375,556
Valuation allowance	(1,208)	(875)
Deferred tax assets, net	$ 262,577	$ 374,681